Consolidated Statements of Income - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Net Revenues (including $4,858,056 and $1,069,072 from related parties for the years ended December 31, 2024 and 2023, respectively)	$ 7,615,307	$ 1,369,855
Cost of Revenues	6,144,926	1,117,770
Gross Profit	1,470,381	252,085
Operating Expenses
Selling expenses	15,754	4,476
General and administrative expenses	365,207	88,761
Total Operating Expenses	380,961	93,237
Operating Income	1,089,420	158,848
Other (Expenses) Income
Interest expense	(3,115)	(967)
Financial expense	(456)
Other income (expenses), net	1,739	(4,763)
Total Other Expenses, Net	(1,832)	(5,730)
Income before Income Taxes	1,087,588	153,118
Income Tax Expenses	309,352	1,925
Net Income	$ 778,236	$ 151,193
Earnings per Share – Basic (in Dollars per share)	$ 0.05	$ 0.01
Weighted Average Number of Common Stock Outstanding – Basic (in Shares)	14,357,377	13,500,000